UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	11/30/18

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Equity Income Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Equity Income Fund

SEMIANNUAL REPORT November 30, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Equity Income Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Equity Income Fund, covering the six-month period from June 1, 2018 through November 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Global growth trends diverged during the reporting period and markets experienced the return of volatility. While the U.S. economy continued to grow at above-trend rates and Japan rebounded briefly from a weak first quarter, the Eurozone economy began to moderate. Robust growth and strong corporate earnings continued to support U.S. stocks through much of the reporting period while stocks slipped in other developed markets. In emerging countries, markets remained under pressure as the currency crises in Turkey and Argentina led to concerns about contagion effects, adding to investors’ uneasiness.

Late in the reporting period, stocks generally sold off, in part because investors continued to be concerned about trade tensions and global growth. The sell-off partially offset U.S. gains while losses deepened in international markets. In addition, certain U.S. technology stocks, which had been enjoying a strong run, reported disappointing financial results.

Fixed income markets continued to struggle as U.S. interest rates rose; the yield on the benchmark 10-year Treasury bond breached 3.2% despite only moderate inflation. Growing investor concerns about global growth brought yields down toward the end of the reporting period.

We expect U.S. economic and earnings growth to persist over the near term, however we will continue to monitor economic data for any signs of a change in the outlook. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
December 17, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from June 1, 2018 through November 30, 2018, as provided by C. Wesley Boggs, William S. Cazalet, CAIA, Peter D. Goslin, CFA, and Syed A. Zamil, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended November 30, 2018, Dreyfus Equity Income Fund’s Class A shares produced a total return of 1.59%, Class C shares returned 1.21%, Class I shares returned 1.72%, and Class Y shares returned 1.93%.1 In comparison, the fund’s benchmark, the S&P 500® Index (the “Index”), provided a total return of 3.02% for the same period.2

U.S. stocks gained modestly over the reporting period amid rising corporate earnings, lower corporate tax rates, and strong economic conditions. The fund underperformed the Index, mainly due to security selection in the information technology, energy, and materials sectors.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income). To pursue its goal, the fund invests primarily in dividend-paying equity securities.

When selecting securities, we choose stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management and may invest in stocks with either value or growth characteristics. In selecting securities, we use a proprietary computer model to identify and rank stocks within an industry or sector, based on their value, growth, and financial profiles.

Based on the fundamental analysis, we select the most attractive of the higher-ranked securities and manage risk by diversifying across companies and industries.

Positive Economic Trends in the Face of Rising Volatility

The early part of the reporting period was one of sustained strength for U.S. equities. Markets trended higher, and volatility was low. Gains were largely attributable to robust corporate earnings, which benefited from the tailwind of last year’s fiscal stimulus and solid economic growth. These factors overwhelmed broader concerns pertaining to higher interest rates, inflation, and trade tensions. However, equity market strength proved unsustainable over the whole six months.

In late summer, continued political rhetoric in the U.S. regarding trade and midterm elections, and concerns over issues abroad, in areas such as Italy, Turkey, Argentina, and the United Kingdom, weighed on sentiment. Despite strong underlying fundamentals, volatility crept back into the picture in U.S. markets. Upward progress was no longer smooth. In October, markets reversed and started to move lower. Continued worries over rising interest rates, trade disputes, and falling commodity prices pressured equity markets throughout the rest of the period.

In this environment, large-cap stocks generally outperformed their mid- and small-cap counterparts. Style results were mixed across market cap sizes. The Index’s health care and consumer staples sectors fared well, while the energy and materials sectors trailed market averages.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Security Selections Dampened Fund Performance

The fund’s relative results were generally dampened by stock selection within the information technology, energy, and materials sectors. One of the largest detractors from performance was a position in data storage company Seagate Technology, which saw its price fall after it reduced its earnings guidance. The stock has also been under pressure due to trade concerns.

Conversely, some of the fund’s security selection efforts were beneficial. Stock decisions in the health care, utilities, communication services, and industrials sectors generally helped results. Pharmaceutical company Merck & Co. posted solid returns over the period on the back of approval for a new liver cancer treatment and the fund’s overweight position helped relative results. In the utilities sector, an overweight to electricity distributor AES was also beneficial as the stock rose on the back of increased earnings guidance.

A Disciplined Approach to Stock Picking

Our quantitative models have continued to identify what we believe to be attractive investment opportunities across a broad range of dividend-paying companies in a variety of industry groups. Indeed, current volatility in the stock market may present opportunities to purchase the stocks of fundamentally strong companies at more attractive prices. If any of the fund’s holdings reach what we perceive to be fuller valuations, we would expect to replace them with high-quality companies that our model suggests offer more attractive valuations, improving business fundamentals, and attractive dividend yields. In addition, we have continued to maintain a broadly diversified portfolio as part of our risk control strategies.

December 17, 2018

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through September 30, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Equity Income Fund from June 1, 2018 to November 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.21	$8.98	$3.94	$3.95
Ending value (after expenses)	$1,015.90	$1,012.10	$1,017.20	$1,019.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.22	$9.00	$3.95	$3.95
Ending value (after expenses)	$1,019.90	$1,016.14	$1,021.16	$1,021.16

†  Expenses are equal to the fund's annualized expense ratio of 1.03% for Class A, 1.78% for Class C, .78% for Class I and .78% for Class Y, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Automobiles & Components - .7%
Ford Motor	655,750		6,170,607
Banks - 6.6%
Bank of America	444,200		12,615,280
Citizens Financial Group	35,100		1,276,236
Comerica	66,100		5,233,798
Cullen/Frost Bankers	14,350	[a]	1,439,592
East West Bancorp	27,450		1,473,791
JPMorgan Chase & Co.	230,355		25,613,172
New York Community Bancorp	34,450		366,204
Regions Financial	351,300		5,778,885
Wells Fargo & Co.	13,400		727,352
Zions Bancorp	120,200		5,848,932
			60,373,242
Capital Goods - 3.2%
Boeing	60,200		20,874,952
PACCAR	132,900		8,269,038
			29,143,990
Commercial & Professional Services - 1.7%
Dun & Bradstreet	16,300		2,339,702
Pitney Bowes	1,526,365		12,882,521
			15,222,223
Consumer Durables & Apparel - .7%
Garmin	11,850		789,921
Tapestry	59,100		2,300,763
Tupperware Brands	85,300	[a]	3,237,988
			6,328,672
Consumer Services - 3.3%
H&R Block	823,300	[a]	22,237,333
Las Vegas Sands	146,400		8,043,216
			30,280,549
Diversified Financials - 1.7%
Ares Capital	91,063		1,551,714
Federated Investors, Cl. B	25,500	[a]	675,240
Goldman Sachs Group	15,100		2,879,419
Lazard	54,200		2,174,504
MFA Financial	389,450	[b]	2,823,513
Morgan Stanley	82,050		3,642,200
Synchrony Financial	74,700		1,940,706
			15,687,296
Energy - 7.9%
Chevron	191,600		22,788,904

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Energy - 7.9% (continued)
Exxon Mobil	205,810		16,361,895
Helmerich & Payne	36,800		2,230,080
HollyFrontier	76,400		4,772,708
Occidental Petroleum	69,000		4,848,630
ONEOK	104,550		6,422,506
PBF Energy, Cl. A	330,300		12,776,004
Phillips 66	16,600		1,552,432
			71,753,159
Food & Staples Retailing - .7%
Walgreens Boots Alliance	27,400		2,319,958
Walmart	44,790		4,373,743
			6,693,701
Food, Beverage & Tobacco - 4.3%
Altria Group	434,370		23,816,507
Coca-Cola	63,700		3,210,480
Philip Morris International	141,090		12,208,518
			39,235,505
Household & Personal Products - 3.1%
Kimberly-Clark	166,350		19,191,799
Procter & Gamble	95,300		9,006,803
			28,198,602
Insurance - 3.5%
MetLife	172,500		7,698,675
Old Republic International	588,350		13,267,292
Principal Financial Group	199,700		9,849,204
Prudential Financial	14,105		1,322,485
			32,137,656
Materials - 5.5%
CF Industries Holdings	46,600		1,966,054
Huntsman	212,000		4,286,640
International Paper	347,300		16,041,787
LyondellBasell Industries	238,000		22,207,780
Nucor	36,900		2,229,129
WestRock	64,900		3,057,439
			49,788,829
Media & Entertainment - 5.7%
Alphabet, Cl. A	9,700	[c]	10,763,605
Alphabet, Cl. C	9,700	[c]	10,615,971
Facebook, Cl. A	74,300	[c]	10,447,323
Interpublic Group of Companies	603,400	[a]	14,179,900
Omnicom Group	76,500		5,888,205
			51,895,004

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 15.9%
AbbVie	195,530		18,432,613
Amgen	56,800		11,828,600
Bristol-Myers Squibb	329,900		17,636,454
Gilead Sciences	217,800		15,668,532
Johnson & Johnson	92,600		13,602,940
Merck & Co.	436,010		34,593,033
Pfizer	711,007		32,869,854
			144,632,026
Real Estate - 1.9%
Brixmor Property Group	57,450	[b]	947,925
Camden Property Trust	19,850	[b]	1,888,926
CoreCivic	289,500	[b]	6,354,525
Hospitality Properties Trust	28,340	[b]	760,646
Host Hotels & Resorts	94,500	[b]	1,795,500
Lamar Advertising, Cl. A	12,200	[b]	925,248
Liberty Property Trust	42,650	[b]	1,931,619
Public Storage	8,050	[b]	1,716,743
Retail Value	3,066	[b,c]	88,883
SITE Centers	19,575	[b]	243,513
Tanger Factory Outlet Centers	33,150	[a,b]	783,998
			17,437,526
Retailing - 2.5%
Amazon.com	13,500	[c]	22,817,295
Semiconductors & Semiconductor Equipment - 3.2%
Cypress Semiconductor	44,000		611,600
Intel	555,945		27,413,648
KLA-Tencor	6,850		675,136
			28,700,384
Software & Services - 7.3%
International Business Machines	109,240		13,575,255
Microsoft	277,985		30,825,757
Paychex	86,800		6,141,968
Western Union	824,550	[a]	15,443,821
			65,986,801
Technology Hardware & Equipment - 8.4%
Apple	163,370		29,174,615
Cisco Systems	208,050		9,959,353
HP	635,900		14,625,700
Seagate Technology	510,150		21,982,363
Western Digital	6,000		272,340
			76,014,371
Telecommunication Services - 4.4%
AT&T	685,260		21,407,522

Description		Shares		Value ($)
Common Stocks - 99.0% (continued)
Telecommunication Services - 4.4% (continued)
CenturyLink		426,150		8,011,620
Verizon Communications		175,670		10,592,901
				40,012,043
Transportation - 1.3%
Norfolk Southern		26,100		4,456,314
United Parcel Service, Cl. B		62,320		7,184,873
				11,641,187
Utilities - 5.5%
AES		944,000		14,622,560
CenterPoint Energy		77,500		2,170,775
Exelon		35,700		1,656,123
FirstEnergy		594,300		22,482,369
MDU Resources Group		46,000		1,217,620
OGE Energy		42,200		1,671,964
PPL		189,500		5,796,805
				49,618,216
Total Common Stocks (cost $845,468,545)				899,768,884

Limited Partnerships - .0%
Real Estate - .0%
Brookfield Property Partners (cost $162,539)		7,896	[a]	139,443
	1-Day Yield(%)
Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $199,178)	2.19	199,178	[d]	199,178
Total Investments (cost $845,830,262)		99.0%		900,107,505
Cash and Receivables (Net)		1.0%		9,216,099
Net Assets		100.0%		909,323,604

a Security, or portion thereof, on loan. At November 30, 2018, the value of the fund’s securities on loan was $25,606,030 and the value of the collateral held by the fund was $26,784,577, consisting of cash collateral of $199,178 and U.S. Government & Agency securities valued at $26,585,399.

b Investment in real estate investment trust.

c Non-income producing security.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	22.3
Health Care	15.9
Financials	11.9
Consumer Discretionary	9.4
Consumer Staples	8.1
Energy	7.9
Industrials	6.2
Materials	5.5
Utilities	5.5
Telecommunication Services	4.4
Real Estate	1.9
Investment Companies	.0
99.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 5/31/18 ($)	Purchases ($)	Sales ($)	Value 11/30/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	2,488,274	232,871,719	235,359,993	-	-	40,371
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	1,918,957	4,134,686	5,854,465	199,178.0		-
Total	4,407,231	237,006,405	241,214,458	199,178.0		40,371

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $25,606,030)—Note 1(b):
Unaffiliated issuers	845,631,084	899,908,327
Affiliated issuers	199,178	199,178
Receivable for shares of Beneficial Interest subscribed		8,649,541
Dividends and securities lending income receivable		2,994,921
Receivable for investment securities sold		271,841
Prepaid expenses		77,480
		912,101,288
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		565,648
Cash overdraft due to Custodian		926,049
Payable for shares of Beneficial Interest redeemed		956,002
Liability for securities on loan—Note 1(b)		199,178
Trustees fees and expenses payable		7,588
Interest payable—Note 2		554
Accrued expenses		122,665
		2,777,684
Net Assets ($)		909,323,604
Composition of Net Assets ($):
Paid-in capital		835,592,826
Total distributable earnings (loss)		73,730,778
Net Assets ($)		909,323,604

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	234,895,228	56,179,845	617,220,212	1,028,319
Shares Outstanding	11,903,289	2,886,313	31,214,762	51,747
Net Asset Value Per Share ($)	19.73	19.46	19.77	19.87

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	11,931,651
Affiliated issuers	40,371
Income from securities lending—Note 1(b)	16,936
Total Income	11,988,958
Expenses:
Management fee—Note 3(a)	2,399,106
Shareholder servicing costs—Note 3(c)	606,024
Distribution fees—Note 3(b)	158,773
Registration fees	55,912
Professional fees	50,334
Trustees’ fees and expenses—Note 3(d)	22,737
Prospectus and shareholders’ reports	10,509
Custodian fees—Note 3(c)	10,188
Loan commitment fees—Note 2	9,609
Interest expense—Note 2	1,458
Miscellaneous	16,696
Total Expenses	3,341,346
Less—reduction in expenses due to undertaking—Note 3(a)	(181,229)
Net Expenses	3,160,117
Investment Income—Net	8,828,841
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	5,911,539
Net unrealized appreciation (depreciation) on investments	(13,985,006)
Net Realized and Unrealized Gain (Loss) on Investments	(8,073,467)
Net Increase in Net Assets Resulting from Operations	755,374

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018[a]
Operations ($):
Investment income—net	8,828,841	9,453,576
Net realized gain (loss) on investments	5,911,539	23,382,113
Net unrealized appreciation (depreciation) on investments	(13,985,006)	19,694,832
Net Increase (Decrease) in Net Assets Resulting from Operations	755,374	52,530,521
Distributions ($):
Distributions to shareholders:
Class A	(2,210,116)	(15,132,763)
Class C	(263,418)	(1,829,100)
Class I	(4,343,830)	(12,598,316)
Class Y	(1,041)	(185,309)
Total Distributions	(6,818,405)	(29,745,488)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	49,942,245	35,930,950
Class C	28,893,928	9,918,835
Class I	452,710,835	123,310,523
Class Y	1,068,570	5,000
Distributions reinvested:
Class A	1,951,183	13,543,763
Class C	212,448	1,453,972
Class I	3,996,948	11,882,009
Class Y	947	180,116
Cost of shares redeemed:
Class A	(18,695,381)	(42,585,329)
Class C	(2,751,898)	(7,138,566)
Class I	(60,018,933)	(60,176,224)
Class Y	(26,717)	(2,563,909)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	457,284,175	83,761,140
Total Increase (Decrease) in Net Assets	451,221,144	106,546,173
Net Assets ($):
Beginning of Period	458,102,460	351,556,287
End of Period	909,323,604	458,102,460

	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018[a]
Capital Share Transactions (Shares):
Class Ab,c
Shares sold	2,488,862	1,871,259
Shares issued for distributions reinvested	97,391	713,932
Shares redeemed	(939,089)	(2,217,953)
Net Increase (Decrease) in Shares Outstanding	1,647,164	367,238
Class Cc
Shares sold	1,458,670	516,648
Shares issued for distributions reinvested	10,722	77,619
Shares redeemed	(139,981)	(377,882)
Net Increase (Decrease) in Shares Outstanding	1,329,411	216,385
Class Ib
Shares sold	22,492,624	6,375,842
Shares issued for distributions reinvested	198,503	625,214
Shares redeemed	(3,004,548)	(3,151,705)
Net Increase (Decrease) in Shares Outstanding	19,686,579	3,849,351
Class Y
Shares sold	53,072	267
Shares issued for distributions reinvested	48	9,470
Shares redeemed	(1,379)	(131,452)
Net Increase (Decrease) in Shares Outstanding	51,741	(121,715)

[a] Distributions to shareholders include $4,416,847 Class A, $407,721 Class C, $3,977,301 Class I and $47,685 Class Y of distributions from net investment income and $10,715,916 Class A, $1,421,379 Class C, $8,621,015 Class I and $137,624 Class Y distributions from net realized gains. Undistributed investment income—net was $1,350,429 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

[b] During the period ended May 31,2018, 2,084 Class A shares representing $40,844 were exchanged for 2,079 Class I shares.

[c] During the period ended May 31, 2018, 7,796 Class C shares representing $146,384 were automatically converted for 7,701 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2018		Year Ended May 31,
Class A Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	19.62	18.48	16.59	18.01	17.55	15.42
Investment Operations:
Investment income—net[a]	.25	.47	.51	.52	.48	.45
Net realized and unrealized gain (loss) on investments	.06	2.24	1.98	(.37)	.94	2.28
Total from Investment Operations	.31	2.71	2.49	.15	1.42	2.73
Distributions:
Dividends from investment income—net	(.20)	(.45)	(.47)	(.50)	(.48)	(.42)
Dividends from net realized gain on investments	-	(1.12)	(.13)	(1.07)	(.48)	(.18)
Total Distributions	(.20)	(1.57)	(.60)	(1.57)	(.96)	(.60)
Net asset value, end of period	19.73	19.62	18.48	16.59	18.01	17.55
Total Return (%)[b]	1.59[c]	15.15	15.18	1.54	8.41	18.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.12[d]	1.18	1.22	1.21	1.21	1.21
Ratio of net expenses to average net assets	1.03[d]	1.03	1.10	1.10	1.10	1.10
Ratio of net investment income to average net assets	2.48[d]	2.47	2.88	3.12	2.69	2.75
Portfolio Turnover Rate	10.39[c]	55.90	61.60	65.19	42.17	20.36
Net Assets, end of period ($ x 1,000)	234,895	201,272	182,705	206,929	220,644	178,781

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2018		Year Ended May 31,
Class C Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	19.36	18.25	16.36	17.79	17.35	15.26
Investment Operations:
Investment income—net[a]	.17	.32	.36	.39	.34	.33
Net realized and unrealized gain (loss) on investments	.07	2.22	1.96	(.37)	.93	2.25
Total from Investment Operations	.24	2.54	2.32	.02	1.27	2.58
Distributions:
Dividends from investment income—net	(.14)	(.31)	(.30)	(.38)	(.35)	(.31)
Dividends from net realized gain on investments	-	(1.12)	(.13)	(1.07)	(.48)	(.18)
Total Distributions	(.14)	(1.43)	(.43)	(1.45)	(.83)	(.49)
Net asset value, end of period	19.46	19.36	18.25	16.36	17.79	17.35
Total Return (%)[b]	1.21[c]	14.26	14.35	.80	7.59	17.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.81[d]	1.86	1.91	1.92	1.92	2.00
Ratio of net expenses to average net assets	1.78[d]	1.78	1.84	1.85	1.85	1.85
Ratio of net investment income to average net assets	1.72[d]	1.71	2.07	2.39	1.94	2.00
Portfolio Turnover Rate	10.39[c]	55.90	61.60	65.19	42.17	20.36
Net Assets, end of period ($ x 1,000)	56,180	30,148	24,465	18,222	18,137	15,077

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not Annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2018		Year Ended May 31,
Class I Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	19.66	18.51	16.65	18.08	17.61	15.47
Investment Operations:
Investment income—net[a]	.27	.51	.50	.54	.52	.50
Net realized and unrealized gain (loss) on investments	.07	2.26	2.04	(.36)	.95	2.28
Total from Investment Operations	.34	2.77	2.54	.18	1.47	2.78
Distributions:
Dividends from investment income—net	(.23)	(.50)	(.55)	(.54)	(.52)	(.46)
Dividends from net realized gain on investments	-	(1.12)	(.13)	(1.07)	(.48)	(.18)
Total Distributions	(.23)	(1.62)	(.68)	(1.61)	(1.00)	(.64)
Net asset value, end of period	19.77	19.66	18.51	16.65	18.08	17.61
Total Return (%)	1.72[b]	15.41	15.55	1.80	8.61	18.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81[c]	.85	.92	.92	.92	.96
Ratio of net expenses to average net assets	.78[c]	.78	.84	.85	.85	.85
Ratio of net investment income to average net assets	2.71[c]	2.69	2.82	3.32	2.93	2.99
Portfolio Turnover Rate	10.39[b]	55.90	61.60	65.19	42.17	20.36
Net Assets, end of period ($ x 1,000)	617,220	226,683	142,128	24,525	29,527	29,862

a Based on average shares outstanding.

b Not Annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2018		Year Ended May 31,
Class Y Shares	(Unaudited)	2018	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	19.72	18.55	16.63	18.04	17.61	15.26
Investment Operations:
Investment income—net[b]	.26	.52	.54	.56	.55	.38
Net realized and unrealized gain (loss) on investments	.12	2.27	2.06	(.36)	.88	2.51
Total from Investment Operations	.38	2.79	2.60	.20	1.43	2.89
Distributions:
Dividends from investment income—net	(.23)	(.50)	(.55)	(.54)	(.52)	(.36)
Dividends from net realized gain on investments	-	(1.12)	(.13)	(1.07)	(.48)	(.18)
Total Distributions	(.23)	(1.62)	(.68)	(1.61)	(1.00)	(.54)
Net asset value, end of period	19.87	19.72	18.55	16.63	18.04	17.61
Total Return (%)	1.93[c]	15.49	15.93	1.85	8.50	19.27[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83[d]	.80	.84	.84	.84	.97[d]
Ratio of net expenses to average net assets	.78[d]	.78	.84	.84	.84	.85[d]
Ratio of net investment income to average net assets	2.71[d]	2.75	3.10	3.37	3.21	2.75[d]
Portfolio Turnover Rate	10.39[c]	55.90	61.60	65.19	42.17	20.36
Net Assets, end of period ($ x 1,000)	1,028	0[e]	2,258	2,221	3,614	824

a From July 1, 2013 (commencement of initial offering) to May 31, 2014.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

e Amount represents less than $1,000.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Equity Income Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	899,768,884	-	-	899,768,884
Investment Company	199,178	-	-	199,178
Limited Partnerships†	139,443	-	-	139,443

† See Statement of Investments for additional detailed categorizations.

At November 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended November 30, 2018, The Bank

NOTES TO FINANCIAL STATEMENTS (continued)

of New York Mellon earned $2,964 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are considered “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2018 was as follows: ordinary income $17,749,570 and long-term capital gains $11,995,918. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed long-term open-end funds in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to the Dreyfus Floating Rate Income Fund, a series of The Dreyfus/Laurel Funds, Inc. Prior to October 3, 2018, the unsecured credit facility with Citibank, N.A. was $830 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended November 30, 2018 was approximately $108,200 with a related weighted average annualized interest rate of 2.70%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from June 1, 2018 through September 30, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the total annual fund operating expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .78% of the value of the fund’s average daily net assets. On or after September 30, 2019, Dreyfus may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $181,229 during the period ended November 30, 2018.

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended November 30, 2018, the Distributor retained $61,695 from commissions earned on sales of the fund’s Class A shares and $8,428 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2018, Class C shares were charged $158,773 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2018, Class A and Class C shares were charged $275,283 and $52,924, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2018, the fund was charged $27,600 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2018, the fund was charged $10,188 pursuant to the custody agreement.

During the period ended November 30, 2018, the fund was charged $6,289 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $501,510, Distribution Plan fees $32,971, Shareholder Services Plan fees $58,194, custodian fees $11,959, Chief Compliance Officer fees $5,241 and transfer agency fees $8,910, which are offset against an expense reimbursement currently in effect in the amount of $53,137.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2018, amounted to $523,802,867 and $70,597,845, respectively.

At November 30, 2018, accumulated net unrealized appreciation on investments was $54,277,243, consisting of $85,278,355 gross unrealized appreciation and $31,001,112 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

NOTES

For More Information

Dreyfus Equity Income Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DQIAX Class C: DQICX Class I: DQIRX Class Y: DQIYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2019 MBSC Securities Corporation 6144SA1118

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 29, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 25, 2019

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)